Cover	Jun. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2021
Entity File Number	001-39815
Entity Registrant Name	908 Devices Inc.
Entity Central Index Key	0001555279
Entity Tax Identification Number	45-4524096
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	645 Summer Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	857
Local Phone Number	254-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MASS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false